Related Party Transactions (Details) - Schedule of significant related party transactions - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
My Car [Member]
Expense paid by the related parties on behalf of the Group
Expense paid by the related parties on behalf of the Group	[1]	$ (2,620,495)	$ (135,248)
Payments to related parties
Payments to related parties	[1]	5,807,258
Magic loan repaid by related parties on behalf of the Group
Magic loan repaid by related parties on behalf of the Group		(3,056,427)
Loan to a related party
Loan to a related party	[1]	1,489,853
Advance petty cash to a related party
Advance petty cash to a related party	[2]			131,148
Mr. Nan Wu [Member]
Expense paid by the related parties on behalf of the Group
Expense paid by the related parties on behalf of the Group	[3]	(425,318)
Loan proceeds from related parties
Loan proceeds from related parties	[3]	(2,893,667)
Magic loan repaid by related parties on behalf of the Group
Magic loan repaid by related parties on behalf of the Group		(3,337,792)
The claim on My Car transferred to Mr. Nan Wu
The claim on My Car transferred to Mr. Nan Wu	[1]	(1,489,853)
ICONIQ Institute [Member]
Expense paid by the related parties on behalf of the Group
Expense paid by the related parties on behalf of the Group		(36,560)	(234,587)
Collection of loan to a related party
Collection of loan to a related party		(77,973)
Advance petty cash to a related party
Advance petty cash to a related party			352,509
Tianjin Tuoda [Member]
Expense paid by the related parties on behalf of the Group
Expense paid by the related parties on behalf of the Group			(123,038)	(122,844)
Expenses paid by the Group on behalf of a related party
Expenses paid by the Group on behalf of a related party	[2]	6,082,991
Payments to related parties
Payments to related parties	[2]	7,238,074
Collection of loan to a related party
Collection of loan to a related party	[2]	(5,762,653)
Commission fee to a related party
Commission fee to a related party	[2]	(13,000,000)
Vision Path [Member]
Loan proceeds from related parties
Loan proceeds from related parties		(5,045,326)
Magic [Member]
Loan proceeds from related parties
Loan proceeds from related parties			(6,151,351)
Payments to related parties
Payments to related parties	[4]	6,394,219
Interest expenses of loan from a related party
Interest expenses of loan from a related party		$ (84,218)	$ (430,778)

[1]	In 2022, My Car paid loan and expenses on behalf of the Group totaled $5.7 million and the Group repaid $5.8 million. The Group provided loan to My Car of $1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2022 was nil.
[2]	In 2018 and 2019, the Group provided several short-term interest-free loans totalled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full. In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was $13 million, which was recognized as additional paid-in capital in the consolidated financial statements.The Group also paid expenses on behalf of Tianjin Tuoda with a total amount of $6.1 million. The Group recognized the balance arising from transaction with Tianjin Tuoda on a net basis resulting in amounts due to Tianjin Tuoda of $3,792 as of December 31, 2022.
[3]	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.9 million to the Group for ordinary operations in 2022.
[4]	In 2021, Magic provided short-term loans totalled $6.2 million to the Group, at an interest rate of 12% per annum. In 2022, My Car and Mr. Nan Wu repaid loan and interest on behalf of the Group to Magic in full.